Financial assets and liabilities (Details 5) - ARS ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Non-current Liabilities, Ending	$ 286,373,907,000	$ 140,883,742,000
Loans and Borrowings
Statement [Line Items]
Non-current Liabilities, Beginning	140,883,742,000	219,481,798,000
Payments	0	0
Incorporation by acquisition of companies	20,446,246	0
Non-cash Transactions	(150,692,749,000)	(98,289,828,000)
Disbursements	69,664,166	0
Other	206,072,502,000	19,691,772,000
Non-current Liabilities, Ending	286,373,907,000	140,883,742,000
Current [member] | Loans and Borrowings
Statement [Line Items]
Payments	(108,068,934)	(35,784,301)
Incorporation by acquisition of companies	37,771,408	0
Non-cash Transactions	(68,632,440,000)	(45,865,105,000)
Current Liabilities, Beginning	56,632,669,000	41,336,226,000
Disbursements	3,982,116,000	6,554,131,000
Other	127,125,799,000	90,391,718,000
Current Liabilities, Ending	$ 48,810,618,000	$ 56,632,669,000